Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

5.  Leases

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMB Financial Leasing Co., Ltd (“CMBFL”) / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases were made on a monthly basis. The finance leases were scheduled to expire in 2026, with options to extend up to 2029. On February 14, 2024, the Company gave notice to exercise its purchase options, for both the Ardmore Seawolf and Ardmore Seahawk, which were under sale-leaseback arrangements. The vessel purchases concluded on June 25, 2024, with the Company repaying its remaining finance lease facility associated with those two vessels.

Long Term Operating Leases

The Company sold the Ardmore Sealeader, the Ardmore Sealifter and the Ardmore Sealancer on June 5, 2022, July 16, 2022 and July 31, 2022, respectively and subsequently chartered the vessels back from the buyer for a period of 24 months.  On March 8, 2024, the Company exercised its option to extend the charter-in period for the Hansa Sealeader by an additional 12 months, starting from July 5, 2024. In April 2024, the Company exercised its options to extend the charter-in period for the Hansa Sealifter and Hansa Sealancer by an additional 12 months, starting from August 17, 2024 and September 1, 2024 respectively.

Chartered-in vessels include both lease and non-lease components. The lease component relates to the cost to a lessee to control the use of the vessel and the non-lease components relate to the cost to the lessees for the lessor to operate the vessel. For time charters-in, the Company has elected to separate lease and non-lease components.

Operating leases are included in operating lease, right-of-use (“ROU”) asset, current portion of operating lease obligations, and non-current portion of operating lease obligations in the Company’s consolidated balance sheets. The ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Short Term Lease

The Company entered into a short term lease agreement in March 2025 to charter-in a vessel for a period of 12 months with the option to extend for a further three months. The Company elected the practical expedient of FASB Accounting Standards Codification 842- Leases (“ASC 842”), which allows for leases with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company recognizes the lease costs for all vessel-related operating leases as charter hire expenses, split between lease and non-lease components, on the condensed consolidated statements of operations on a straight-line basis over the lease term. For office operating leases, the Company has elected to combine lease and non-lease components on the condensed consolidated balance sheets and statements of operations.